Redeemable Convertible Preferred Stock - Summary of Temporary Equity (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001		$ 0.001
Temporary equity shares authorized		145,948,944		74,929,117
Temporary equity shares outstanding		134,952,637		74,768,305
Temporary equity Liquidation preference		$ 254,572		$ 132,085
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	2,865,698	2,865,698		2,865,698
Temporary equity shares issued	2,807,571	2,807,571		2,807,571
Temporary equity shares outstanding	2,807,571	2,807,571		2,807,571
Temporary equity Liquidation preference	$ 6,247	$ 6,079		$ 5,858
Series A Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	7,018,203	7,018,203		7,018,203
Temporary equity shares issued	6,993,693	6,993,693		6,993,693
Temporary equity shares outstanding	6,993,693	6,993,693		6,993,693
Temporary equity Liquidation preference	$ 18,913	$ 18,224		$ 17,302
Series A Three Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	8,647,679	8,647,679		8,647,679
Temporary equity shares issued	8,629,505	8,629,505		8,629,505
Temporary equity shares outstanding	8,629,505	8,629,505		8,629,505
Temporary equity Liquidation preference	$ 30,149	$ 28,952		$ 27,347
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	21,245,353	21,245,353		21,245,353
Temporary equity shares issued	21,245,353	21,245,353		21,245,353
Temporary equity shares outstanding	21,245,353	21,245,353		21,245,353
Temporary equity Liquidation preference	$ 23,656	$ 22,567		$ 21,108
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	35,152,184	35,152,184		35,152,184
Temporary equity shares issued	35,092,183	35,092,183		35,092,183
Temporary equity shares outstanding	35,092,183	35,092,183		35,092,183
Temporary equity Liquidation preference	$ 68,379	$ 65,014		$ 60,470
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001		$ 0.001
Temporary equity shares authorized	71,019,827	71,019,827		0
Temporary equity shares issued	60,184,332	60,184,332		0
Temporary equity shares outstanding	60,184,332	60,184,332		0
Temporary equity Liquidation preference	$ 120,261	$ 113,736		$ 0